Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Debt Disclosure [Abstract]
Summary of Long-Term Debt

A summary of long-term debt is as follows:

	Maturity	Interest Rate	As Of
Facility			December 30, 2012	September 29, 2013
Senior Secured
$700.0 million Term Loan, net of original issue discount	April 2020	Variable	$—	$351,778
$60.0 million Revolving Credit Facility	April 2018	Variable	—	—
$410.0 million Former Term Loan, net of original issue discount	April 2018	Variable	391,544	—
$50.0 million Former Revolving Credit Facility	April 2016	Variable	—	—
Senior Subordinated Notes
$35.0 million Senior Subordinated Promissory Notes	July 2019	10%-14%	35,000	—

Total debt			426,544	351,778
Less current portion			(1,788)	(5,684)

Long-term debt, net of current portion			$424,756	$346,094

A summary of long-term debt is as follows:

			As Of
Facility	Maturity	Interest Rate	January 1, 2012	December 30, 2012
Senior Secured
$410.0 million Term Loan, net of original issue discount	April 2018	Variable	$294,764	$391,544
$50.0 million Revolving Credit Facility	April 2016	Variable	—	—
Senior Subordinated Notes
$35.0 million Senior Subordinated Promissory Notes	July 2019	10%-14%	—	35,000

Total Debt			294,764	426,544
Less current portion			(573)	(1,788)

Long-term debt, net of current portion			$294,191	$424,756

Aggregate Annual Maturities on Long-Term Debt

Aggregate annual maturities on long-term debt as of December 30, 2012 for each of the years are as follows:

2013	$4,100
2014	4,100
2015	5,125
2016	4,100
2017	4,100
Thereafter	418,575

Gross principal	440,100
Less: discount	(13,556)

Total debt at December 30, 2012	$426,544